Registration Nos. 33-61122
                                                                        811-4819
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ___
                        Pre-Effective Amendment No.                       ___
                        Post-Effective Amendment No. 7                    _X_

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 24                          _X_

                         CONSECO VARIABLE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                         CONSECO VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                          11825 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                               Michael A. Colliflower
                         Conseco Variable Insurance Company
                          11825 N. Pennsylvania Street
                             Carmel, Indiana 46032-4572
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate space):


______   immediately upon filing pursuant to paragraph (b) of Rule 485
______   on (date) pursuant to paragraph (b) of Rule 485
___X__   60 days after filing pursuant to paragraph (a) (1) of Rule 485
______   on [date] pursuant to paragraph (a) (1) of Rule 485.


If appropriate, check the following box:

     ______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Registered:
    Group Variable Deferred Annuity Contracts and Certificates




                       CONSECO VARIABLE ANNUITY ACCOUNT C

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933


Form N-4
Item No.                                    PART A - Prospectus Caption
--------                                    ---------------------------

 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Appendix-Condensed Financial
                                                           Information

 5.    General Description of Registrant,...........       Conseco Variable, The Variable
       Depositor and Portfolio Companies                   Account, and Investment Options

 6.    Deductions and Expense.......................       Charges and Deductions

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts


 8.    Annuity Period ..............................       The Contracts
                                                           Annuity Provisions

 9.    Death Benefit................................       The Contracts
                                                           Annuity Provisions:  Death Benefit During
                                                           the Annuity Period

10.    Purchase and Contract Values.................       Conseco Variable, The Variable Account,
                                                           and Investment Options
                                                           The Contracts
                                                           Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           The Annuity Period-Settlement Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Legal Proceedings

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information




Form N-4
Item No.
--------
                                                                PART B - Statement of Additional Information
                                                                         -----------------------------------

15.    Cover Page...................................       Statement of Additional Information Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Performance Data, and Other Performance Data

22.    Annuity Payments.............................       Not Applicable

23.    Financial Statements.........................       Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                                     PART A

                       Conseco Variable Annuity Account C
          (formerly, Great American Reserve Variable Annuity Account C)
                    GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
                                   offered by
                       CONSECO VARIABLE INSURANCE COMPANY
              (formerly, Great American Reserve Insurance Company)
                             Administrative Office:
         11815 N. Pennsylvania Street o Carmel, IN 46032 (317) 817-3700

                               ____________, 1999

     This prospectus describes the group variable deferred annuity contract ("Contract") issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contracts are designed for use in retirement planning.

     You can invest your Purchase Payments in one of the Variable Account Investment Options listed below. Depending on market conditions, you can make or lose money in any of these Variable Account Investment Options. You can also invest in the Conseco Variable Fixed Account.

Conseco Series Trust
      o     Balanced Portfolio (formerly, Asset Allocation Portfolio)
      o     Equity Portfolio (formerly, Common Stock Portfolio)
      o     Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
      o     Government Securities Portfolio
      o     Money Market Portfolio

The Alger American Fund
      o     Alger American Growth Portfolio
      o     Alger American Leveraged AllCap Portfolio
      o     Alger American MidCap Growth Portfolio
      o     Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.
      o     VP Income & Growth
      o     VP International
      o     VP Value

Berger Institutional Products Trust
      o     Berger IPT--100 Fund
      o     Berger IPT--Growth and Income Fund
      o     Berger IPT--Small Company Growth Fund
      o     Berger/BIAM IPT--International Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund
      o     Disciplined Stock Portfolio
      o     International Value Portfolio

Federated Insurance Series
      o     Federated High Income Bond Fund II
      o     Federated International Equity Fund II
      o     Federated Utility Fund II

INVESCO Variable Investment Funds, Inc.
      o     INVESCO VIF--High Yield Fund
      o INVESCO VIF--Equity Income Fund (formerly, INVESCO VIF--Industrial Income Portfolio)

--------------------------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Janus Aspen Series
      o     Aggressive Growth Portfolio
      o     Growth Portfolio
      o     Worldwide Growth Portfolio

Lazard Retirement Series, Inc.
      o     Lazard Retirement Equity Portfolio
      o     Lazard Retirement Small Cap Portfolio

Lord Abbett Series Fund, Inc.
      o     Growth and Income Portfolio

Mitchell Hutchins Series Trust
      o     Growth and Income Portfolio

Neuberger Berman Advisers Management Trust
      o     Limited Maturity Bond Portfolio
      o     Partners Portfolio

Strong Opportunity Fund II, Inc.
      o     Opportunity Fund II

Strong Variable Insurance Funds, Inc.
      o     Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

Van Eck Worldwide Insurance Trust
      o     Worldwide Bond Fund
      o     Worldwide Emerging Markets Fund
      o     Worldwide Hard Assets Fund
      o     Worldwide Real Estate Fund

     Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the group fixed and variable annuity contracts issued by Conseco Variable.

     To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated _______, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given above.

The Contracts:
      o     are not bank deposits
      o     are not federally insured
      o     are not endorsed by any bank or government agency
      o     are not guaranteed and may be subject to loss of principal


Table of Contents

                                                                            Page

Definitions.................................................................

Summary.....................................................................

Fee Table...................................................................

Conseco Variable, The Variable Account and Investment Options...............
  Conseco Variable..........................................................
  The Variable Account......................................................
  Investment Options........................................................
    Voting Rights...........................................................
    Fixed Account...........................................................

The Contracts...............................................................
  Accumulation Provisions...................................................
  Purchase Payments.........................................................
  Allocation of Purchase Payments...........................................
  Accumulation Units........................................................
    Accumulation Unit Values................................................
  Transfers.................................................................
  Dollar Cost Averaging.....................................................
  Rebalancing...............................................................
  Sweeps....................................................................
  Withdrawals...............................................................
  Suspension of Payments....................................................
  Restrictions Under Optional Retirement Programs...........................
  Restrictions Under Section 403(b) Plans...................................
  Systematic Withdrawal Plan................................................
  Loans.....................................................................

Charges and Deductions......................................................
  Withdrawal Charge.........................................................
  Administrative Charge.....................................................
  Mortality and Expense Risk Charge.........................................
  Premium Taxes.............................................................
  Fund Expenses.............................................................
  Reduction or Elimination of Contract Charges..............................
  Other Charges.............................................................

Death Benefits..............................................................

The Annuity Period .........................................................
  Optional Annuity Period Elections.........................................
  Annuity Options...........................................................
  Transfers During the Annuity Period.......................................
  Death Benefit Amount During the Annuity Period............................
  Other Contract Provisions.................................................
  Ten-Day Right to Review...................................................
  Modification of the Contract..............................................

Federal Tax Status..........................................................
  Annuity Contracts in General..............................................
  Qualified and Non-Qualified Contracts.....................................
  Withdrawals--Non-Qualified Contracts......................................
  Withdrawals--Qualified Contracts..........................................
  Withdrawals--Tax-Sheltered Annuities......................................
  Diversification...........................................................
  Investor Control..........................................................

General Matters.............................................................
  Performance Information...................................................
  Year 2000.................................................................
  Distribution of Contracts.................................................
  Legal Proceedings.........................................................

Table of Contents of the SAI................................................

Appendix....................................................................


Definitions

     ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

     ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract during the Accumulation Period.

     ANNUITANT: The named individual upon whose life Annuity Payments are based.

     ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

     ANNUITY PERIOD: The period during which we make Annuity Payments.

     CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refers to you as the Participant.

     CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

     CODE: Internal Revenue Code of 1986, as amended.

     FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

      FUND: The underlying mutual funds (or portfolio of a mutual fund) which the sub-accounts of the Variable Account invest in.

     INDIVIDUAL ACCOUNT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period.

     INVESTMENT OPTIONS: The investment choices available to Contract Owners.

     PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Account is established. References to "you" and "your" in this prospectus refers to you as the Participant.

     PLAN: A voluntary program for an employer that qualifies for special tax treatment.

     PURCHASE PAYMENTS: The premium payments made to Conseco Variable under the terms of the Contract.

      VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

     VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account C. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into sub-accounts.

Summary

     THE CONTRACT: The Contract described in this prospectus is a tax deferred flexible Purchase Payment group variable annuity contract. The Contract also offers you a Fixed Account option.

     The Contract provides for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contract.

     RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. (See "Federal Tax Status.")

     PURCHASE PAYMENTS: You may make Purchase Payments on a flexible basis. This means that you can make payments at any time you like during the Accumulation Period. o The minimum initial Purchase Payment is $10 and for each subsequent Purchase Payment is $10 per month. o If your Purchase Payment is more than $500,000, it requires our prior approval.

     INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the following Variable Account Investment
Options:

Conseco Series Trust
      o     Balanced Portfolio (formerly, Asset Allocation Portfolio)
      o     Equity Portfolio (formerly, Common Stock Portfolio)
      o     Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
      o     Government Securities Portfolio
      o     Money Market Portfolio

The Alger American Fund
      o     Alger American Growth Portfolio
      o     Alger American Leveraged AllCap Portfolio
      o     Alger American MidCap Growth Portfolio
      o     Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.
      o     VP Income & Growth
      o     VP International
      o     VP Value

Berger Institutional Products Trust
      o     Berger IPT--100 Fund
      o     Berger IPT--Growth and Income Fund
      o     Berger IPT--Small Company Growth Fund
      o     Berger/BIAM IPT--International Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund
      o     Disciplined Stock Portfolio
      o     International Value Portfolio

Federated Insurance Series
      o     Federated High Income Bond Fund II
      o     Federated International Equity Fund II
      o     Federated Utility Fund II

Invesco Variable Investment Funds, Inc.
      o     INVESCO VIF--High Yield Fund
      o INVESCO VIF--Equity Income Fund (formerly, INVESCO-VIF Industrial Income Portfolio)

Janus Aspen Series
      o     Aggressive Growth Portfolio
      o     Growth Portfolio
      o     Worldwide Growth Portfolio

Lazard Retirement Series, Inc.
      o     Lazard Retirement Equity Portfolio
      o     Lazard Retirement Small Cap Portfolio

Lord Abbett Series Fund, Inc.
      o     Growth and Income Portfolio

Mitchell Hutchins Series Trust
      o     Growth and Income Portfolio

Neuberger Berman Advisers Management Trust
      o     Limited Maturity Bond Portfolio
      o     Partners Portfolio

Strong Opportunity Fund II, Inc.
      o     Opportunity Fund II

Strong Variable Insurance Funds, Inc.
      o     Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

Van Eck Worldwide Insurance Trust
      o     Worldwide Bond Fund
      o     Worldwide Emerging Markets Fund
      o     Worldwide Hard Assets Fund
      o     Worldwide Real Estate Fund

     The portion of your Contract Value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.

     TRANSFERS: During the Accumulation Period, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment
Options  to the Fixed  Account  Investment  Option  without  charge.  Subject to certain limitations, you may also transfer amounts from the Fixed Account Investment Option to the Variable Account Investment Options. You may transfer from the Fixed Account once in any six-month period subject to a limit of 20% of the Fixed Account Value. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. During the Annuity Period, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity. Conseco Variable may impose certain additional limitations on transfers.

     WITHDRAWALS: You may make withdrawals from your Contract. We may impose a withdrawal charge and an annual contract fee when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

     LOANS: Under certain circumstances, you may make loans from your Contract.

     DEATH BENEFIT: Generally, if the Participant dies during the Accumulation Period, Conseco Variable will pay a death benefit (less any outstanding loans) to the beneficiary.

     ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin during the Annuity Period. You can select the date when Annuity Payments begin, the frequency of the payments and the annuity option.

     TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment, unless a larger amount is required by state law.

     TAXES: For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) under the following circumstances:

     (i)  when you attain age 59 1/2

     (ii) when you separate from service;

     (iii) when you die;

     (iv) when you become disabled;

     (v)  in the case of hardship; or

     (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to a portion of the Contract Owner's Contract Value which represents contributions made by the Owner and does not include any investment results.

     Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings.

     Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:

     o Each year Conseco Variable deducts an Annual Contract Fee from your Contract. The amount of the fee is equal to $15.

     o Conseco Variable deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.00% of the average daily net assets of the Variable Account.

     o If you take money out of the Contract, Conseco Variable may assess a deferred sales load (withdrawal charge). The charge ranges from 5% to 0%.

     o You may be assessed a premium tax charge which generally ranges from 0% - 3.5%, depending on the state.

     o As with other professionally managed investments, there are also investment charges which currently range from .26% to 1.50%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.


CONSECO VARIABLE ANNUITY ACCOUNT C FEE TABLE

================================================================================
CONTRACT OWNER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchases................................      None

Deferred Sales Load (as a percentage of amount redeemed)

                Completed Annual Purchase Payment
                Periods for the Individual Account         Charge
                ----------------------------------         ------

                Less than 5 ............................... 5.00%
                5 but less than 10 ........................ 3.00%
                10 but less than 15 ....................... 2.00%
                15 or more ................................  None

Surrender Fees.............................................  None
Exchange Fee...............................................  None

ANNUAL CONTRACT FEE........................................   $15

ANNUAL EXPENSES OF VARIABLE ACCOUNT (as a percentage of average account value)

    Mortality and Expense Risk Fees........................  1.00%
    Other Expenses.........................................   None
                                                             ------
Total Annual Expenses of the Variable Account(2)...........  1.00%
================================================================================

(1) Premium taxes are not shown. Any premium tax due may be deducted from Purchase Payments or from Individual Account values at the time Annuity
     Payments begin or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(2) Conseco Variable has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding sub-accounts of the Variable Account will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (see "Charges and Deductions - Expense Guarantee Agreement").


ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)

                                                                                                  TOTAL ANNUAL
                                                                               OTHER EXPENSES       PORTFOLIO
                                                                               (AFTER EXPENSE       EXPENSES
                                                                                REIMBURSEMENT   (AFTER EXPENSE
                                                          MANAGEMENT    12b-1    FOR CERTAIN   REIMBURSEMENT FOR
                                                             FEES       FEES     PORTFOLIOS)  CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST (1)
Balanced Portfolio (2)..................................     0.75%        --        0.00%            0.75%
Equity Portfolio (2)....................................     0.80%        --        0.00%            0.80%
Fixed Income Portfolio..................................     0.70%        --        0.00%            0.70%
Government Securities Portfolio.........................     0.70%        --        0.00%            0.70%
Money Market Portfolio (2)..............................     0.45%        --        0.00%            0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio.........................     0.75%        --        0.04%            0.79%
Alger American Leveraged AllCap Portfolio (3)...........     0.85%        --        0.11%            0.96%
Alger American MidCap Growth Portfolio..................     0.80%        --        0.04%            0.84%
Alger American Small Capitalization Portfolio...........     0.85%        --        0.04%            0.89%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth......................................     0.70%        --        0.00%            0.70%
VP International........................................     1.50%        --        0.00%            1.50%
VP Value................................................     1.00%        --        0.00%            1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund (4)................................     0.00%        --        1.00%            1.00%
Berger IPT--Growth and Income Fund (4)..................     0.00%        --        1.00%            1.00%
Berger IPT--Small Company Growth Fund (4)...............     0.00%        --        1.15%            1.15%
Berger/BIAM IPT--International Fund (4).................     0.00%        --        1.20%            1.20%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.......     0.75%        --        0.05%            0.80%

DREYFUS STOCK INDEX FUND................................     0.25%        --        0.01%            0.26%

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio.............................     0.75%        --        0.13%            0.88%
International Value Portfolio...........................     1.00%        --        0.29%            1.29%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II......................     0.60%        --        0.18%            0.78%
Federated International Equity Fund II (5)..............     0.53%        --        0.72%            1.25%
Federated Utility Fund II (5)...........................     0.68%        --        0.25%            0.93%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund (6).......................     0.60%        --        0.47%            1.07%
INVESCO VIF - Equity Income Fund (6)(7).................     0.75%        --        0.18%            0.93%

JANUS ASPEN SERIES
Aggressive Growth Portfolio.............................     0.72%        --        0.03%            0.75%
Growth Portfolio (8)....................................     0.65%        --        0.03%            0.68%
Worldwide Growth Portfolio (8)..........................     0.65%        --        0.07%            0.72%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (9)..................     0.75%     0.25%        0.25%            1.25%
Lazard Retirement Small Cap Portfolio (9)...............     0.75%     0.25%        0.25%            1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio.............................     0.50%        --        0.26%            0.76%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio.............................     0.70%        --        0.34%            1.04%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio.........................     0.65%        --        0.11%            0.76%
Partners Portfolio......................................     0.78%        --        0.06%            0.84%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.....................................     1.00%        --        0.16%            1.16%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II (11)......................     1.00%        --        0.20%            1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (12)
Worldwide Bond Fund.....................................     1.00%        --        0.15%            1.15%
Worldwide Emerging Markets Fund.........................     1.00%        --        0.50%            1.50%
Worldwide Hard Assets Fund..............................     1.00%        --        0.16%            1.16%
Worldwide Real Estate Fund..............................     0.89%        --        0.00%            0.89%

     (1) The expense information in the table has been restated to reflect current fees. Pursuant to a contractual arrangement with the Trust, Conseco Capital Management, Inc., the adviser, has agreed to waive fees and/or reimburse portfolio expenses through 4/30/00, so that the annual operating expenses of each portfolio are limited to the Total Annual Expenses for each respective portfolio, as set forth above. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The total percentages in the above table are after reimbursement. In the absence of expense reimbursement, the total estimated fees and expenses for 1999 would total: 0.83% for the Money Market Portfolio; 0.97% for the Government Securities Portfolio; 0.89% for the Fixed Income Portfolio; 1.01% for the Balanced Portfolio and 0.95% for the Equity Portfolio.

     (2) Conseco Capital Management, Inc., since January 1, 1993, has waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees would be: .85% for the Balanced Portfolio; .85% for the Equity Portfolio; and .70% for the Money Market Portfolio.

     (3) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .03% of interest expense.

     (4) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--100 Fund and the Berger IPT--Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of the Berger IPT--Small Company Growth Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, the Management Fee for the Berger IPT--100 Fund, Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT--International Fund would have been .75%, .75%, .90%, and .90% respectively, and their Total Annual Portfolio Expenses would have been 2.88%, 1.99%, 2.19% and 2.85%, respectively.

     (5) In the absence of a voluntary waiver by Federated Investment Management Company, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.75% and 1.00%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Investment Management Company, the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 1.72%, respectively.

     (6) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its transfer agent and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.

     (7) Certain expenses of the Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. In the absence of such absorption, Other Expenses and Total Annual Fund Operating Expenses for the year ended December 31, 1998 were 0.42% and 1.17%, respectively. This commitment may be changed at any time following consultation with the board of directors.

     (8) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1998 would have totaled: 0.75% for Growth and 0.74% for Worldwide Growth.

     (9) Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 1999 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1998 would have been 21.32% for the Lazard Retirement Equity Portfolio and 16.20% for the Lazard Retirement Small Cap Portfolio.

     (10) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

     (11) Strong Capital Management, Inc., the investment adviser of the Strong Mid Cap Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. In the absence of the expense cap, total annual portfolio expenses for the year ended December 31, 1998 were 1.55%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (12) Van Eck Associates Corporation (the "Adviser") agreed to assume expenses exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets. Absent this expense reimbursement, Other Expenses would have been 0.61% and Total Portfolio Expenses would have been 1.61%. The Worldwide Hard Assets Fund's Other Expenses was reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Absent these arrangements, the Other Expenses would have been 0.20% and Total Portfolio Expenses would have been 1.20%. For the Worldwide Real Estate Fund the Adviser agreed to waive its management fees and assume certain expenses for the period January 1, 1998 to February 28, 1998. The Adviser also agreed to assume expenses exceeding 1.00% of the Worldwide Real Estate Fund's average daily net assets for the period March 1, 1998 to December 31, 1998. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Absent these arrangements, the management fee would have been 1.00%, the Other Expenses would have been 4.32% and Total Portfolio Expenses would have been 5.32% for the Worldwide Real Estate Fund.

Examples:

     o Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

     o This Contract is designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

     o The above table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under your Contract.

     o Annual contract charges have been approximated as a .07% annual asset charge.

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

      Example 1 - If you surrender the Contract at the end of the time periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio.......................................   $___       $___       $___       $___
Equity Portfolio.........................................     __        ___        ___        ___
Fixed Income Portfolio...................................     __        ___        ___        ___
Government Securities Portfolio..........................     __        ___        ___        ___
Money Market Portfolio...................................     __        ___        ___        ___

THE ALGER AMERICAN FUND
Alger American Growth Portfolio..........................     __        ___        ___        ___
Alger American Leveraged AllCap Portfolio................     __        ___        ___        ___
Alger American MidCap Growth Portfolio...................     __        ___        ___        ___
Alger American Small Capitalization Portfolio............     __        ___        ___        ___

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth.....................................    ___        ___        ___        ___
VP International.........................................    ___        ___        ___        ___
VP Value.................................................    ___        ___        ___        ___

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.....................................    ___        ___        ___        ___
Berger IPT--Growth and Income Fund.......................    ___        ___        ___        ___
Berger IPT--Small Company Growth Fund....................    ___        ___        ___        ___
Berger/BIAM IPT--International Fund......................    ___        ___        ___        ___

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........    ___        ___        ___        ___

DREYFUS STOCK INDEX FUND.................................    ___        ___        ___        ___

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio..............................    ___        ___        ___        ___
International Value Portfolio............................    ___        ___        ___        ___

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II.......................    ___        ___        ___        ___
Federated International Equity Fund II...................    ___        ___        ___        ___
Federated Utility Fund II................................    ___        ___        ___        ___

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund ...........................    ___        ___        ___        ___
INVESCO VIF - Equity Income Fund.........................    ___        ___        ___        ___

JANUS ASPEN SERIES
Aggressive Growth Portfolio..............................    ___        ___        ___        ___
Growth Portfolio.........................................    ___        ___        ___        ___
Worldwide Growth Portfolio...............................    ___        ___        ___        ___

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.......................    ___        ___        ___        ___
Lazard Retirement Small Cap Portfolio....................    ___        ___        ___        ___

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..............................    ___        ___        ___        ___

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio..............................    ___        ___        ___        ___

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..........................    ___        ___        ___        ___
Partners Portfolio.......................................    ___        ___        ___        ___

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II......................................    ___        ___        ___        ___

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II............................    ___        ___        ___        ___

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund......................................    ___        ___        ___        ___
Worldwide Emerging Markets Fund..........................    ___        ___        ___        ___
Worldwide Hard Assets Fund...............................    ___        ___        ___        ___
Worldwide Real Estate Fund...............................    ___        ___        ___        ___

     Example 2 - If you do not surrender your Contract at the end of each time period:

                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio.......................................     $__        $__       $___       $___
Equity Portfolio.........................................      __         __        ___        ___
Fixed Income Portfolio...................................      __         __        ___        ___
Government Securities Portfolio..........................      __         __        ___        ___
Money Market Portfolio...................................      __         __        ___        ___

THE ALGER AMERICAN FUND
Alger American Growth Portfolio..........................      __         __        ___        ___
Alger American Leveraged AllCap Portfolio................      __         __        ___        ___
Alger American MidCap Growth Portfolio...................      __         __        ___        ___
Alger American Small Capitalization Portfolio............      __         __        ___        ___

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth.....................................      __         __        ___        ___
VP International.........................................      __         __        ___        ___
VP Value.................................................      __         __        ___        ___

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.....................................      __         __        ___        ___
Berger IPT--Growth and Income Fund.......................      __         __        ___        ___
Berger IPT--Small Company Growth Fund....................      __         __        ___        ___
Berger/BIAM IPT--International Fund......................      __         __        ___        ___

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........      __         __        ___        ___
Dreyfus Stock Index Fund.................................      __         __        ___        ___

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio..............................      __         __        ___        ___
International Value Portfolio............................      __         __        ___        ___

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II.......................      __         __        ___        ___
Federated International Equity Fund II...................      __         __        ___        ___
Federated Utility Fund II................................      __         __        ___        ___

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund.............................      __         __        ___        ___
INVESCO VIF--Equity Income Fund..........................      __         __        ___        ___

JANUS ASPEN SERIES
Aggressive Growth Portfolio..............................      __         __        ___        ___
Growth Portfolio.........................................      __         __        ___        ___
Worldwide Growth Portfolio...............................      __         __        ___        ___

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.......................      __         __        ___        ___
Lazard Retirement Small Cap Portfolio....................      __         __        ___        ___

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..............................      __         __        ___        ___

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio..............................      __         __        ___        ___

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..........................      __         __        ___        ___
Partners Portfolio.......................................      __         __        ___        ___

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II......................................      __         __        ___        ___

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II............................      __         __        ___        ___

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund......................................      __         __        ___        ___
Worldwide Emerging Markets Fund..........................      __         __        ___        ___
Worldwide Hard Assets Fund...............................      __         __        ___        ___
Worldwide Real Estate Fund...............................      __         __        ___        ___



  There is an Accumulation Unit value history (Condensed Financial Information)
                           contained in the Appendix.


Conseco Variable, The Variable Account and Investment Options

Conseco Variable

     Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. In certain states, we may continue to use the name Great American Reserve Insurance Company until our name change is approved in that state. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly owned financial services organization headquartered in Carmel, Indiana. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

Contract Owner Inquiries

     You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this Prospectus.

Financial Statements

     The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco Variable group of companies other than Conseco Variable support these obligations.

The Variable Account

     The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

     At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of Conseco Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity sub-account, Fixed Income sub-account and Money Market sub-account of restructured Variable Account, respectively.

     The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Conseco Variable as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of Conseco Series Trust. The Variable Account also invests in shares of other Funds.

     Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

     The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Conseco Variable may issue.

     The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds.

     Conseco Variable has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed,

     (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

     (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

     (c) to transfer any assets in any sub-account to another sub-account, or to one or more separate investment accounts, or to Conseco Variable's Fixed Account; or to add, combine or remove sub-accounts in the Variable Account; and

     (d) to change the way Conseco Variable assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the portfolios in connection with the Contract.

Investment Options

     The Contract offers 40 Variable Account Investment Options which are listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

     Shares of the Funds are also offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

     Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

     The investment objectives and policies of certain of the portfolios below are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

     You should read the prospectus for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your contract.

Conseco Series Trust

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc. The following portfolios are available under the Contract:

      Balanced Portfolio (formerly, Asset Allocation Portfolio)
      Equity Portfolio (formerly, Common Stock Portfolio)
      Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
      Government Securities Portfolio
      Money Market Portfolio

The Alger American Fund

     The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

      Alger American Growth Portfolio
      Alger American Leveraged AllCap Portfolio
      Alger American MidCap Growth Portfolio
      Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

      VP Income & Growth
      VP International
      VP Value (long-term capital growth with income as a secondary objective)

Berger Institutional Products Trust

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Associates, Inc. is the investment adviser to all portfolios except the Berger/BIAM IPT--International Fund. BBOI Worldwide, LLC is the adviser to the Berger/BIAM IPT--International Fund. The following portfolios are available under the Contract:

      Berger IPT--100 Fund (long-term capital appreciation)
      Berger IPT--Growth and Income Fund
      Berger IPT--Small Company Growth Fund
      Berger/BIAM IPT--International Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

Dreyfus Stock Index Fund

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

Dreyfus Variable Investment Fund

     The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

      Disciplined Stock Portfolio (seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index) International Value Portfolio

Federated Insurance Series

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser. The adviser changed its name from Federated Advisers to Federated Investment Management Company on March 31, 1999. Federated Global Investment Management Corp. is the sub-adviser of the Federated International Equity Fund II. The following portfolios are available under the Contract:

      Federated High Income Bond Fund II
      Federated International Equity Fund II
      Federated Utility Fund II

INVESCO Variable Investment Funds, Inc.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:

      INVESCO VIF--High Yield Fund (seeks high level of current income)
      INVESCO VIF--Equity Income Fund (formerly, INVESCO VIF--Industrial Income Portfolio) (seeks high current income with growth of capital as a secondary goal)

Janus Aspen Series

     The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the Contract:

      Aggressive Growth Portfolio
      Growth Portfolio
      Worldwide Growth Portfolio

Lazard Retirement Series, Inc.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following portfolios are available under the Contract:

      Lazard Retirement Equity Portfolio
      Lazard Retirement Small Cap Portfolio

Lord Abbett Series Fund, Inc.

     Lord Abbett Series Fund, Inc. is a mutual fund managed by Lord, Abbett & Co. The following portfolio is available under the Contract:

      Growth and Income Portfolio

Mitchell Hutchins Series Trust

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the Contract:

      Growth and Income Portfolio

Neuberger Berman Advisers Management Trust

     Each portfolio of Neuberger Berman Advisers Management Trust invests in a corresponding series of Advisers Managers Trust. All series of Advisers Managers Trust are managed by Neuberger Berman Management Inc. The following are available under the Contract:

      Limited Maturity Bond Portfolio
      Partners Portfolio (capital growth)

Strong Opportunity Fund II, Inc.

     Strong Opportunity Fund II is a mutual fund managed by Strong Capital Management, Inc. The following portfolio is available under the Contract:

      Opportunity Fund II (capital growth)

Strong Variable Insurance Funds, Inc.

     Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment adviser. The following series is available under the Contract:

      Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

Van Eck Worldwide Insurance Trust

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

      Worldwide Bond Fund
      Worldwide Emerging Markets Fund
      Worldwide Hard Assets Fund
      Worldwide Real Estate Fund

Voting Rights

     Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

Fixed Account

     The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

     1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period;

     2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six-month period subject to a limit of 20% of the Fixed Account value;

     3. You may not make transfers from the Fixed Account once Annuity Payments begin.

     The mortality and expense risk charge does not apply to values allocated to the Fixed Account.

     If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACT

     The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

     Unless contrary to law, assignment of the Contract or of a Participant's Individual Account is prohibited.

Accumulation Provisions

Purchase Payments

     The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. Purchase Payments in excess of $500,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

     Conseco Variable must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Account, is credited to the Participant's account. When Conseco Variable accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

     You may elect to have Purchase Payments accumulate:

     (a)  on a fully variable  basis,  which means they are invested in the sub-
          accounts  of  the  Variable  Account  (Variable   Account   Investment
          Options);

     (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

     (c)  a combination of both.

     You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.

     Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Accumulation Units

     We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

Accumulation Unit Values

     Every day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

     1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

     2.   subtracting the daily amount of the mortality and expense risk fee.

     The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Account will equal or exceed the Purchase Payments you have made.

     We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

Transfers

     During the Accumulation Period, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. Except with our permission, you can only make a transfer once in any 30-day period. You can only make one transfer from the Fixed Account in any 6 month period of no more than 20% of the Fixed Account value. You can make transfers between sub-accounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).

How You Can Make Transfers

     Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers on forms we provide. By authorizing Conseco Variable to accept telephone transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following telephone instructions which it reasonably believes to be genuine.

     Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Dollar Cost Averaging

     Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program.

Rebalancing

     Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the sub-accounts pursuant to your written instructions. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time.

Sweeps

     Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

Withdrawals

     You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The redemption payment will be the value of Accumulation Units then credited to the Individual Account under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Account value or portion thereof which has been applied to provide Annuity Payments, Conseco Variable will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

     For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

     If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options.

     Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Suspension of Payments

     We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Conseco Variable receives the written request at its Administrative Office. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

     (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

Restrictions Under Optional Retirement Programs

     If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

     (1) termination of employment in all public institutions of higher education as defined by applicable law,

     (2)  retirement, or

     (3)  death.

     Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

     If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

     (1)  when you attain age 59 1/2,

     (2)  when you separate from service,

     (3)  when you die,

     (4) when you become disabled (within the meaning of Section 72(m)(7) of the Code),

     (5)  in the case of hardship, or

     (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

     o    salary reduction contributions made after December 31, 1988;

     o    income attributable to such contributions; and

     o    income attributable to amounts held as of December 31, 1988.

     The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Conversion to Individual Account Upon Termination in Plan

     Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

Systematic Withdrawal Plan

     Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions--Withdrawal Charge").

     SWP is not available if you participate in the dollar cost averaging program or if you have Purchase Payments automatically deducted from a bank account on a periodic basis.

     Systematic withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Loans

     Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

     The amount of any loan outstanding on the date of death will be deducted from the death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment performance results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan were outstanding. If the investment performance results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

Charges and Deductions

Withdrawal Charge

     If you make a partial or full withdrawal during the Accumulation Period, Conseco Variable will deduct a withdrawal charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods for the Individual Account. During the Annuity Period, withdrawal charges may apply to the fourth and fifth options.

     We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant.

     The withdrawal charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Account. In no event, however, will the cumulative deductions exceed 8.5% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Participant's Individual Account.



Completed Annual Purchase Payment
Periods for the Individual Account        Charge
-----------------------------------       ------

Less than 5 ............................. 5.00%
5 but less than 10 ...................... 3.00%
10 but less than 15 ..................... 2.00%
15 or more ..............................  None

Examples:

     (1) If you make a complete withdrawal of your Individual Account before five completed Purchase Payment periods:


    Value of
  Contract or
   Individual
     Account
     (Amount        Withdrawal        Administrative   Redemption
    Redeemed)         Charge          Fee Deduction*    Payment
-----------------------------------------------------------------------
    $ 2,0000         5% ($100)             $15          $ 1,885

*Applicable to full withdrawals only.

     (2) If you make a partial withdrawal of your Individual Account before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

      AMOUNT          AMOUNT        WITHDRAWAL        REDEMPTION
     REQUESTED       REDEEMED         CHARGE            PAYMENT
--------------------------------------------------------------------------------

     $1,000.00       $1,052.63      $52.63 (5%)        $1,000.00

     In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Account will be reduced by this amount.

Administrative Charge (Annual Contract Fee)

     During the Accumulation Period, Conseco Variable deducts an annual contract fee of $15 on each July 2 from the Individual Account value. If you fully surrender your Individual Account prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. However, in no event will the amount of such fee exceed 2% of the surrender value of the Individual Account when it is fully surrendered.

     Conseco Variable deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of Variable Account. These administrative fees have been set at a level that will recover no more than the actual costs associated with administering the Contracts.

Mortality And Expense Risk Charge

     Conseco Variable makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of Variable Account in accordance with the Contracts.

     Variable Annuity Payments made under the Contracts vary with the investment performance of the sub-accounts of the Variable Account, but are not affected by Conseco Variable's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Conseco Variable, Conseco Variable provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Conseco Variable determined, Conseco Variable realizes a gain. This is the mortality expense risk.

     Conseco Variable performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Conseco Variable also provides the death benefits under the Contracts. Conseco Variable also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Conseco Variable will pay the amount of any shortfall from its general funds. Any amounts paid by Conseco Variable may consist of, among other things, proceeds derived from mortality and expense risk charges.

     Expense Guarantee Agreement. Pursuant to the Combination (See "Variable Account"), Conseco Variable issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Accordingly,


     Conseco Variable will reimburse the appropriate sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

     The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Conseco Variable will not, however, assume extraordinary or non-recurring expenses of Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Conseco Variable, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

Premium Taxes

     We may deduct any premium tax due from Purchase Payments or from Individual Account values at the annuity commencement date or at any such other time as Conseco Variable determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

Fund Expenses

     There are deductions from and expenses paid out of the assets of the Funds, which are described in the attached Fund prospectuses.

Reduction or Elimination of Contract Charges

     In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

Other Charges

     Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets.

     Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

Death Benefits

     In the event of the death of a Participant before Annuity Payments commence, Conseco Variable will pay the beneficiary the value of the
Participant's Individual Account, less any debt. We will determine the Individual Account value as of the Valuation Period in which we receive proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant.

     Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of (a) the calendar year in which the Annuitant attains age 70 1/2 or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts, In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.

     In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

THE ANNUITY PERIOD

Optional Annuity Period Elections

     The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Account will be applied as follows:

     * any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

     * the value in the sub-account(s) of Variable Account will be applied, separately, to provide variable annuity payments.

     By giving written notice to Conseco  Variable at least 30 days prior to the
commencement  of  Annuity   Payments,   the  Contract  Owner  may,  as  to  each
Participant, elect to change:

     *    the annuity option to any of the annuity options described below, and

     * the manner in which the value of a Participant's Individual Account is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

Once Annuity Payments begin, no changes may be elected by the Contract Owner.

     Prior to the selected Annuity Date, an Individual Account may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

     The assumed investment rate (AIR) is 3 1/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

     You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Conseco Variable has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

     See "Federal Tax Status" for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

      You may select one of the following annuity options:

     First Option - Life Annuity. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

     Second Option - Life Annuity with 120, 180 or 240 Monthly Payments Guaranteed. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

     Third Option - Joint and Last Survivor Life Annuity. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66 2/3% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

     Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

     Fourth Option - Payments for a Designated Period. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Account is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If you elect payments under this option on a variable basis, payments will vary monthly in accordance with the investment results of the sub-accounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the present value of the remaining payments is less than $5,000, it may be applied under the first three Options. If this election is made within five years after the start of Annuity Payments, and the present value is elected to be paid in one sum, Conseco Variable will treat it as a surrender.

     Fifth Option - Payments of a Designated Dollar Amount. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Account value applied. If the number of completed annual Purchase Payment periods for the Individual Account is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

     To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Account values.

     The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

Transfers During The Annuity Period

     You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

     Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During The Annuity Period

     If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

Other Contract Provisions

TEN-DAY RIGHT TO REVIEW. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Conseco Variable representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments, unless a larger refund is required by state law.

MODIFICATION OF THE CONTRACT. Conseco Variable may not modify the Contract during the first year it is in force, except with the approval of the Contract Owner. After the Contract has been in force for one year, it may be modified by Conseco Variable with written notice of at least 90 days in advance to the Contract Owner on the first anniversary of the effective date, and each subsequent anniversary except for

     (a)  the annuity mortality obligation,

     (b) the contractual promise that the withdrawal charge deduction and annual administrative fee cannot be increased, and

     (c)  the deduction for the  contractual  promise and obligations in (a) and
          (b) which are applicable at the time of a Participant's entry into the Plan will continue to be applicable to all future Purchase Payments on behalf of that Participant.

     The Contract shall be suspended automatically on the effective date of any modification initiated by Conseco Variable if the Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on behalf of Participants then covered by the Contract.

     No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule of regulation of the United States Treasury Department.

Federal Tax Status

     NOTE: Conseco Variable has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Conseco Variable has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts In General

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

     You will not be taxed on increases in the value of your Contract until a distribution occurs --either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

     When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

     If you purchase the Contract as an individual and not under any specially sponsored program, your Contract is referred to as a non-qualified Contract.

     If you purchase the Contract under a specially sponsored program, your Contract is referred to as a qualified Contract.

Withdrawals - Non-Qualified Contracts

     If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6) which are allocable to Purchase Payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

     If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts. The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3)  paid if you become totally disabled (as that term is defined in Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order.

     We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

     The Code limits the withdrawal of amounts attributable to Purchase Payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his or her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code);

     (5)  in the case of hardship; or

     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

      However, in the case of hardship, the owner can only withdraw the Purchase Payments and not any earnings.

Diversification

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

Investor Control

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

General Matters

     PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a withdrawal charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

     YEAR 2000. Many existing computer programs had been designed and developed to use only two digits to identify a year in the date field. If not corrected, these computer programs could cause system failures in the year 2000, with possible adverse effects on Conseco Variable's operations. In 1996, Conseco, Inc. initiated a comprehensive corporate-wide program designed to ensure that its computer programs (including those relating to Conseco Variable) function properly in the year 2000. A number of Conseco, Inc.'s employees (including several officers), as well as external consultants and contract programmers, are working on various year-2000 projects.

     Conseco, Inc. also has been working with vendors and other external business relations to help avoid year-2000 problems related to the software or services they provide to us. Under the program, our application systems, operating systems, hardware, networks, electronic data interfaces and infrastructure devices (such as facsimile machines and telephone systems) are being analyzed.

     Our year-2000 projects are currently on schedule. The year-2000 projects are being conducted in three phases:

     (i)  an audit and assessment phase, designed to identify year-2000 issues;

     (ii) a modification phase, designed to correct year-2000 issues; and

     (iii)a testing phase, designed to test the modifications after they have been installed.

     We have completed the audit and assessment phase for all critical systems and the second phase of our program is substantially complete. The testing phase of our program will be conducted throughout 1999. We have provided for significant contingency time in order to complete any additional modifications before December 31, 1999.

     The year-2000 issues are being addressed in three ways. For some, work is being done to complete the previously planned conversions of older systems to the more modern, year-2000 compliant systems already used in other areas. In other cases, new, more modern systems are being purchased. In the remaining cases, modifications are being made to existing systems. We currently estimate that the total expense of our year-2000 projects are not material to Conseco Variable's financial position.

     The impact of year-2000 issues will depend, not only on the corrective actions we take, but also on the way in which year-2000 issues are addressed by governmental agencies, business and other third parties

     (i)  that provide services, utilities or data to Conseco Variable;

     (ii) that receive services or data from Conseco Variable; or

     (iii)whose financial condition or operating capability is important to Conseco Variable.

     We are in the process of identifying risks and assessing potential year-2000 risks associated with our external business relationships, including those with agents, financial institutions and the mutual funds underlying the variable annuity contracts we issue. These procedures are necessarily limited to matters over which we are able to reasonably exercise control. We have been informed by our key financial institutions and utilities that they will be year-2000 compliant in early 1999.

     We are also assessing what contingency plans will be needed if any of our critical systems or those of external business relationships are not year-2000 compliant at year-end 1999. We do not currently anticipate such a situation, but our consideration of contingency plans will continue to evolve as new information becomes available.

     The failure to correct a material year-2000 problem could result in an interruption in, or failure of, a number of normal business activities or operations. Such failures could materially and adversely affect Conseco Variable's results of operations, liquidity and financial condition. Due to the general uncertainty inherent in the year-2000 problem, including the uncertainty of the preparedness of our external business relationships, we are not able to currently determine whether the consequences of year-2000 failures will have a material impact on Conseco Variable's results of operations, liquidity and financial condition. However, we believe our year-2000 compliance efforts will reduce the likelihood of a material adverse impact.

     DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

     Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to ____% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

     LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Table of Contents of the Statement of Additional Information

      General Information and History
      Independent Accountants
      Distribution
      Voting Rights
      Calculation of Yield Quotations
      Calculation of Total Return Quotations
      Other Performance Data
      Federal Tax Status
      Annuity Provisions
      Financial Statements

 ...............................................................................
                             (cut along dotted line)

  If you would like a free copy of the Statement of Additional Information for this prospectus, please complete this form, detach, and mail to:
                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

      Gentlemen:

     Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account C group contract at the following address:

      Name:_____________________________________________________________________

      Mailing Address:__________________________________________________________

      __________________________________________________________________________
                                   Sincerely,

      __________________________________________________________________________
                                   (Signature)



Appendix

Condensed Financial Information

The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                                             6/30/99   1998        1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (c)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $2.219      $2.030      $1.740      $1.370      $1.052      $1.068
Accumulation unit value at end of period....................  $2.364      $2.219      $2.030      $1.740      $1.370      $1.052
Percentage change in accumulation unit value................    6.57%       9.27%      16.68%      27.01%      30.19%      (1.51)%
Number of accumulation units outstanding at end of period... 6,633,144   300,114   6,907,154   5,801,102   5,007,682   3,888,125
---------------------------------------------------------------------------------------------------------------------------------
EQUITY - QUALIFIED (a)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period.............. $24.295     $21.148     $17.933     $12.448      $9.191      $9.069
Accumulation unit value at end of period.................... $26.848     $24.295     $21.148     $17.933     $12.448      $9.191
Percentage change in accumulation unit value................   10.51%      14.88%      17.93%      44.06%      35.44%       1.35%
Number of accumulation units outstanding at end of period...6,565,303  7,294,849   8,714,598   8,464,009   7,950,068   7,356,167
---------------------------------------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (a)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period.............. $19.232     $16.740     $14.195      $9.854      $7.275      $7.179
Accumulation unit value at end of period.................... $21.252     $19.232     $16.740     $14.195      $9.854      $7.275
Percentage change in accumulation unit value................   10.51%      14.88%      17.93%      44.06%      35.44%       1.35%
Number of accumulation units outstanding at end of period... 187,781     223,506     274,648     283,828     286,775     271,457
---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - QUALIFIED (b)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $5.738      $5.445      $4.990      $4.790      $4.080      $4.224
Accumulation unit value at end of period....................  $5.620      $5.738      $5.445      $4.990      $4.790      $4.080
Percentage change in accumulation unit value................   -2.07%       5.39%       9.11%       4.19%      17.38%      (3.41)%
Number of accumulation units outstanding at end of period...2,470,862  2,455,411   2,784,065   2,973,412   3,072,607   2,961,739
---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - NON-QUALIFIED (b)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $5.514      $5.232      $4.795      $4.602      $3.921      $4.059
Accumulation unit value at end of period ...................  $5.400      $5.514      $5.232      $4.795      $4.602      $3.921
Percentage change in accumulation unit value................   -2.07%       5.39%       9.11%       4.19%      17.38%      (3.41)%
Number of accumulation units outstanding at end of period ..  71,237      93,115     125,557     136,642     179,684     197,847
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES (c)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.336      $1.261      $1.176      $1.156      $0.995      $1.034
Accumulation unit value at end of period ...................  $1.299      $1.336      $1.261      $1.176      $1.156      $0.995
Percentage change in accumulation unit value................   -2.82%       6.01%       7.19%       1.72%      16.18%      (3.79)%
Number of accumulation units outstanding at end of period ..1,102,327    702,665     485,631     365,164     422,359     335,451
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET (b)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............  $2.821      $2.708      $2.598      $2.496      $2.387      $2.321
Accumulation unit value at end of period....................  $2.871      $2.821      $2.708      $2.598      $2.496      $2.387
Percentage change in accumulation unit value................    1.76%       4.18%       4.22%       4.10%       4.57%       2.85%
Number of accumulation units outstanding at end of period...2,434,574  1,922,118   1,624,326   1,849,618   1,538,629   1,619,841
--------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH (e)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.765      $1.204      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $2.038      $1.765      $1.204         N/A         N/A         N/A
Percentage change in accumulation unit value................   15.43%      46.60%      20.42%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period .. 942,494     335,852     120,648         N/A         N/A         N/A

                                                                  1993        1992        1991        1990        1989
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (c)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.068         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        6.84%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...   2,257,426         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------
EQUITY - QUALIFIED (a)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $8.492      $8.292      $5.827      $6.313      $4.804
Accumulation unit value at end of period....................      $9.069      $8.492      $8.292      $5.827      $6.313
Percentage change in accumulation unit value................        6.79%       2.41%      42.30%      (7.70)%     31.41%
Number of accumulation units outstanding at end of period...   6,310,119     499,342   4,667,263   4,275,235   4,188,009
-------------------------------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (a)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $6.722      $6.564      $4.612      $4.997      $3.803
Accumulation unit value at end of period....................      $7.179      $6.722      $6.564      $4.612      $4.997
Percentage change in accumulation unit value................        6.79%       2.41%      42.30%      (7.70)%     31.41%
Number of accumulation units outstanding at end of period...     252,573     191,299     152,332     125,393     105,484
-------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - QUALIFIED (b)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $3.768      $3.466      $2.899      $2.743      $2.405
Accumulation unit value at end of period....................      $4.224      $3.768      $3.466      $2.899      $2.743
Percentage change in accumulation unit value................       12.12%       8.70%      19.57%       5.66%      14.09%
Number of accumulation units outstanding at end of period...   3,003,770     490,084   2,145,672   1,998,622   2,083,583
-------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - NON-QUALIFIED (b)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $3.620      $3.330      $2.785      $2.636      $2.310
Accumulation unit value at end of period ...................      $4.059      $3.620      $3.330      $2.785      $2.636
Percentage change in accumulation unit value................       12.12%       8.70%      19.57%       5.66%      14.09%
Number of accumulation units outstanding at end of period ..     185,569     123,618      98,273     118,597     140,928
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES (c)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.034         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        3.42         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..     535,607         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET (b)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............      $2.280      $2.224      $2.120      $1.978      $1.830
Accumulation unit value at end of period....................      $2.321      $2.280      $2.224      $2.120      $1.978
Percentage change in accumulation unit value................        1.79%       2.52%       4.89%       7.22%       8.08%
Number of accumulation units outstanding at end of period...   1,465,429     790,486   1,762,019   1,798,156   1,869,049
-------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH (e)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............         N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................         N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................         N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..         N/A         N/A         N/A         N/A         N/A

================================================================================

Condensed Financial Information

                                                              6/30/99    1998        1997        1996        1995         1994
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............  $2.898     $1.855      $1.565      $1.411      $1.000         N/A
Accumulation unit value at end of period ...................  $3.620     $2.898      $1.855      $1.565      $1.411         N/A
Percentage change in accumulation unit value................   24.92%     56.26%      18.49%      10.92%      41.12%        N/A
Number of accumulation units outstanding at end of period... 891,899    479,432     388,810     332,180      48,284         N/A
--------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH (e)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............  $1.547     $1.199      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $1.738     $1.547      $1.199         N/A         N/A         N/A
Percentage change in accumulation unit value................   12.35%     29.00%      19.91%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period...  75,249     85,729      10,680         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............  $1.590     $1.390      $1.260      $1.222      $1.000         N/A
Accumulation unit value at end of period ...................  $1.792     $1.590      $1.390      $1.260      $1.222         N/A
Percentage change in accumulation unit value................   12.77%     14.38%      10.28%       3.14%      22.18%        N/A
Number of accumulation units outstanding at end of period...1,466,984 1,509,932   1,616,358   1,294,236     421,326         N/A
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP INTERNATIONAL (e)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.289     $1.096      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $1.376     $1.289      $1.096         N/A         N/A         N/A
Percentage change in accumulation unit value ...............    6.82%     17.58%       9.59%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..  84,510    105,233          95         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------------------
VP VALUE (e)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.276     $1.229      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $1.436     $1.276      $1.229         N/A         N/A         N/A
Percentage change in accumulation unit value ...............   12.59%      3.77%      22.93%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period... 172,175    111,175      19,126         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH (f)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.085     $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $1.185     $1.085         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............    9.22%      8.48%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period .. 144,778     91,593         N/A         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
BERGER IPT -100 (e)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.307     $1.136      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $1.433     $1.307      $1.136         N/A         N/A         N/A
Percentage change in accumulation unit value ...............    9.62%     15.13%      13.55%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period .. 210,470    196,342      42,167         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - GROWTH AND INCOME (e)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.509     $1.219      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $1.776     $1.509      $1.219         N/A         N/A         N/A
Percentage change in accumulation unit value ...............   17.76%     23.79%      21.87%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period .. 209,383    115,344      64,326         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (e)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.386     $1.374      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $1.595     $1.386      $1.374         N/A         N/A         N/A
Percentage change in accumulation unit value ...............   15.14%      0.85%      37.38%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period .. 130,745     83,064       1,949         N/A         N/A         N/A

                                                                   1993        1992        1991        1990        1989
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP INTERNATIONAL (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
VP VALUE (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
BERGER IPT -100 (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
BERGER IPT - GROWTH AND INCOME (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A

Condensed Financial Information

                                                             6/30/99      1998        1997        1996        1995         1994
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
BERGER/BIAM IPT - INTERNATIONAL (e)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............   $1.118    $0.972      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................   $1.182    $1.118      $0.972         N/A         N/A         N/A
Percentage change in accumulation unit value ...............     5.72%    14.97%      -2.75%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..      547         0       3,085         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............   $2.301    $1.796      $1.413      $1.178     $ 1.000         N/A
Accumulation unit value at end of period ...................   $2.582    $2.301      $1.796      $1.413     $ 1.178         N/A
Percentage change in accumulation unit value ...............    12.22%    28.09%      27.11%      20.01%      17.76%        N/A
Number of accumulation units outstanding at end of period .. 1,247,817  802,406     359,437     114,173      27,728         N/A
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............   $2.352    $1.853      $1.402      $1.160     $ 1.000         N/A
Accumulation unit value at end of period ...................   $2.624    $2.352      $1.853      $1.402     $ 1.160         N/A
Percentage change in accumulation unit value ...............    11.59%    26.94%      32.20%      20.79%      16.03%        N/A
Number of accumulation units outstanding at end of period .. 8,033,670 5,996,870  3,025,807   1,395,520     561,967         N/A
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............   $1.387    $1.364      $1.210      $1.070     $ 1.000         N/A
Accumulation unit value at end of period ...................   $1.416    $1.387      $1.364      $1.210     $ 1.070         N/A
Percentage change in accumulation unit value ...............     2.10%     1.68%      12.70%      13.17%       6.96%        N/A
Number of accumulation units outstanding at end of period ..  504,138   402,613     103,898      44,124       1,178         N/A
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL EQUITY II (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............   $1.494    $1.201      $1.102      $1.028     $ 1.000         N/A
Accumulation unit value at end of period ...................   $1.584    $1.494      $1.201      $1.102     $ 1.028         N/A
Percentage change in accumulation unit value ...............     6.03%    24.33%       8.99%       7.23%       2.80%        N/A
Number of accumulation units outstanding at end of period ..  126,962   153,805     117,785      70,090       9,399         N/A
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED UTILITY II (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............   $1.758    $1.558      $1.243      $1.125     $ 1.000         N/A
Accumulation unit value at end of period ...................   $1.801    $1.758      $1.558      $1.243     $ 1.125         N/A
Percentage change in accumulation unit value ...............     2.46%    12.82%      25.38%      10.45%      12.53%        N/A
Number of accumulation units outstanding at end of period ..  409,509   428,133     196,753     111,929      53,189         N/A
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $2.011     $1.513      $1.357      $1.269      $1.000         N/A
Accumulation unit value at end of period....................  $2.616     $2.011      $1.513      $1.357      $1.269         N/A
Percentage change in accumulation unit value................   30.09%     32.92%      11.54%       6.87%      26.93%        N/A
Number of accumulation units outstanding at end of period...1,682,811 1,484,765   1,145,154     881,491     398,348         N/A
--------------------------------------------------------------------------------------------------------------------------------
GROWTH (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $2.240     $1.668      $1.372      $1.170      $1.000         N/A
Accumulation unit value at end of period....................  $2.600     $2.240      $1.668      $1.372      $1.170         N/A
Percentage change in accumulation unit value................   16.09%     34.31%      21.53%      17.27%      17.02%        N/A
Number of accumulation units outstanding at end of period ..2,686,165 1,772,621   1,026,609     570,927     144,293         N/A
--------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH (d)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $2.394     $1.876      $1.551      $1.214      $1.000         N/A
Accumulation unit value at end of period....................  $2.686     $2.394      $1.876      $1.551      $1.214         N/A
Percentage change in accumulation unit value................   12.20%     27.64%      20.94%      27.74%      21.40%        N/A
Number of accumulation units outstanding at end of period...7,541,298 6,332,820   4,929,502   1,845,276     230,889         N/A

                                                                   1993        1992        1991        1990      1989
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BERGER/BIAM IPT - INTERNATIONAL (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL EQUITY II (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
FEDERATED UTILITY II (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period....................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
GROWTH (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period....................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period....................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A        N/A

Condensed Financial Information

                                                                 6/30/99   1998         1997         1996        1995        1994
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (e)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.081      $1.046      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.079      $1.081      $1.046         N/A         N/A         N/A
Percentage change in accumulation unit value................   -0.17%       3.35%       4.59%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period... 291,194     225,717           0         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
PARTNERS (e)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.283      $1.243      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.446      $1.283      $1.243         N/A         N/A         N/A
Percentage change in accumulation unit value................   12.71%       3.17%      24.32%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period... 401,726     336,371      60,137         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (e)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.386      $1.233      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.651      $1.386      $1.233         N/A         N/A         N/A
Percentage change in accumulation unit value................   19.11%      12.41%      23.32%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period... 112,365      89,350       4,089         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH II (e)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.622     $1.274      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period....................  $2.059     $1.622      $1.274         N/A         N/A         N/A
Percentage change in accumulation unit value................   26.91%     27.40%      27.35%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period...  54,287    145,329       3,989         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (d)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.172     $1.050      $1.036      $1.021      $1.000         N/A
Accumulation unit value at end of period ...................  $1.084     $1.172      $1.050      $1.036      $1.021         N/A
Percentage change in accumulation unit value ...............   -7.51%     11.63%       1.37%       1.50%       2.05%        N/A
Number of accumulation units outstanding at end of period ..  36,641     30,830      16,578      23,735       6,030         N/A
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS (e)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $0.527     $0.808      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $0.765     $0.527      $0.808         N/A         N/A         N/A
Percentage change in accumulation unit value ...............   45.21%    -34.80%     -19.24%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period .. 180,958    177,924      99,333         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS (d)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $0.840     $1.228      $1.262      $1.080      $1.000         N/A
Accumulation unit value at end of period ...................  $0.988     $0.840      $1.228      $1.262      $1.080         N/A
Percentage change in accumulation unit value ...............   17.66%    -31.62%      -2.66%      16.88%       7.97%        N/A
Number of accumulation units outstanding at end of period .. 245,197    198,619    $280,960      49,773      27,240         N/A
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE (f)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $0.854      $1.00         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................  $0.941      0.854         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............   10.18%     14.60%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..  16,109      2,276         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
DISCIPLINED STOCK (f)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.075     $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.181     $1.075         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................    9.91%      7.48%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...  38,587     18,002         N/A         N/A         N/A         N/A

                                                                  1993        1992        1991        1990        1989
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
PARTNERS (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH II (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
DISCIPLINED STOCK (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A



Condensed Financial Information

                                                                6/30/99    1998         1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE (f)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $0.944       $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.030       $0.944         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............     9.13%       -5.58%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       0            0         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD (f)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $0.953       $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.007       $0.953         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............     5.66%       -4.69%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...  52,045       22,719         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - EQUITY INCOME (f)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.032       $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.168       $1.032         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................   13.19%        3.20%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...   6,527       34,697         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
LAZARD RETIREMENT EQUITY (f)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.058       $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.178       $1.058         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................   11.30%        5.81%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...     413            0         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP (f)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $0.858       $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................  $0.957       $0.858         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................   11.53%      -14.23%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...   4,307        4,307         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
GROWTH AND INCOME (f)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $1.007       $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.151       $1.007         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................   14.26%        0.73%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...  25,066       13,870         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
GROWTH & INCOME (f)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............  $0.992       $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................  $1.021       $0.992         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............     2.87%       -0.75%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...   6,181        5,287         N/A         N/A         N/A         N/A

                                                                  1993        1992        1991        1990        1989
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF - EQUITY INCOME (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
LAZARD RETIREMENT EQUITY (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
GROWTH AND INCOME (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
GROWTH & INCOME (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A

(a) The unit value was $1.000 on the inception date of December 3, 1965.
(b) The unit value was $1.000 on the inception date of May 19, 1981.
(c) The unit value was $1.000 on the inception date of May 1, 1993.
(d) The unit value was $1.000 on the inception date of June 1, 1995.
(e) The unit value was $1.000 on the inception date of May 1, 1997.
(f) The unit value was $1.000 on the inception date of May 1, 1998.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                    GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    issued by

                       CONSECO VARIABLE INSURANCE COMPANY
               (formerly Great American Reserve Insurance Company)

                                       and

                       CONSECO VARIABLE ANNUITY ACCOUNT C
          (formerly Great American Reserve Variable Annuity Account C)

                   11815 N. PENNSYLVANIA ST., CARMEL, IN 46032
                                 (317) 817-3700

                                __________, 1999

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED _______, 1999 FOR CONSECO VARIABLE ANNUITY ACCOUNT C - GROUP VARIABLE DEFERRED ANNUITY CONTRACTS. YOU CAN OBTAIN A COPY OF THE PROSPECTUS BY CONTACTING CONSECO VARIABLE INSURANCE COMPANY AT THE ADDRESS OR TELEPHONE NUMBER GIVEN ABOVE.



                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY......................................

INDEPENDENT ACCOUNTANTS..............................................

DISTRIBUTION.........................................................

VOTING RIGHTS .......................................................

CALCULATION OF YIELD QUOTATIONS......................................

CALCULATION OF TOTAL RETURN QUOTATIONS...............................

OTHER PERFORMANCE DATA...............................................

FEDERAL TAX STATUS ..................................................

ANNUITY PROVISIONS ..................................................

FINANCIAL STATEMENTS.................................................



GENERAL INFORMATION AND HISTORY

Conseco Variable Insurance Company (the "Company" or "Conseco Variable") is an indirect wholly owned subsidiary of Conseco, Inc. On or about October 7,1998, the Company changed its name from Great American Reserve Insurance Company to its present name. In certain states, the Company may continue to use the name Great American Reserve Insurance Company until the name change is approved in that state. The operations of the Company are handled by Conseco, Inc. Conseco, Inc. is a publicly owned financial services holding company, the principal operations of which are in the development, marketing and administration of specialized annuity and life insurance products. The Company has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Variable Account was established by the Company.

INDEPENDENT ACCOUNTANTS

     The financial statements of Conseco Variable Annuity Account C and Conseco Variable Insurance Company have been examined by______________________, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

DISTRIBUTION

     The Company continuously offers the Contracts through associated persons of the principal underwriter for Variable Account, Conseco Equity Sales, Inc. ("Conseco Equity Sales"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Conseco Equity Sales is located at 11815
N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of the Company. For the years ending December 31, 1998, 1997 and 1996, the Company paid Conseco Equity Sales total underwriting commissions of $1,723,064, $1,896,989 and $1,930,300, respectively. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

     Conseco Equity Sales performs the sales functions relating to the Contracts and the company provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), the Company makes sales and administrative deductions, varying by type of Contract. See "Charges and Deductions" in the Prospectus.

VOTING RIGHTS

     Contract Owners may instruct Conseco VAriable as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. Conseco Variable will vote the shares of Sub-Accounts held by Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each Sub-Account for which timely instructions have not been received from Contract Owners will be voted by Conseco Variable for or against any proposition, or Conseco Variable will abstain, in the same proportion as shares in that Sub-Account for which instructions are received. Conseco Variable will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in Variable Account vote or abstain. However, if Conseco Variable determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

     Under certain Variable Annuity Contracts, not including contracts issued in connection with governmental employers deferred compensation plans described in the Prospectus, Participants and Annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts or valuation reserve. Votes attributable to Participants and Annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and Annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

     The number of shares held in a Sub-Account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the commencement of Annuity payments, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. During the annuity period, the number of votes attributable to a Contract will generally decrease since funds set aside for Annuitants will decrease as payments are made.

CALCULATION OF YIELD QUOTATIONS

     The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yields of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees and mortality and expense risk fees but does not include deductions for any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Portfolio of the Conseco Series Trust.

     The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held by the corresponding Portfolio of Conseco Series Trust and its operating expenses.

     The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2 ((A-B) + 1)6 -1)
                                     -----
                                      CD

Where:

     A = the net investment income earned during the period by the Portfolio.

     B = the expenses accrued for the period (net of reimbursements, if any).

     C = the average daily number of accumulation units outstanding during the period.

     D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

     Conseco Variable may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five- and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

     Average annual total return quotations are computed according to the following formula:

                                        n
                                 P (1+T)  = ERV


Where:

     P = beginning purchase payment of $1,000.

     T = average annual total return.

     n = number of years in period.

     ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 6/30/98:

VARIABLE ACCOUNT SUB-ACCOUNTS                                        10 YEARS
                                                                     OR SINCE
                                            1 YEAR        5 YEARS    INCEPTION
                                            -------       -------    ---------
CONSECO SERIES TRUST
Balanced Portfolio (1)...................    ____%         _____%      _____%
Equity Portfolio ........................    ____%         _____%      _____%
Fixed Income Portfolio...................    _____%        _____%      _____%
Government Securities Portfolio (1)          _____%        _____%      _____%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio (3)......   _____%         _____%      _____%
Alger American Leveraged AllCap
  Portfolio (2) .........................   _____%         _____%      _____%
Alger American MidCap Growth
  Portfolio (3) .........................   _____%         _____%      _____%
Alger American Small Capitalization
  Portfolio (2) .........................   _____%         _____&      _____%

AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC
VP International (3) ....................   _____%         _____%      _____%
VP Value (3) ............................   _____%         _____%      _____%
VP Income and Growth (4).................   _____%         _____%      _____%

BERGER INSTITUTIONAL
  PRODUCTS TRUST
Berger IPT - 100 Fund (3) ...............   _____%         _____%      _____%
Berger IPT - Growth and Income
  Fund (3) ..............................   _____%         _____%      _____%
Berger IPT - Small Company
  Growth Fund (3) .......................   _____%         _____%      _____%
Berger/BIAM IPT - International
  Fund (3) ..............................   _____%         _____%      _____%

THE DREYFUS SOCIALLY RESPON-
  SIBLE GROWTH FUND, INC (2) ............   _____%         _____%      _____%

DREYFUS STOCK INDEX FUND (2) ............   _____%         _____%      _____%

FEDERATED INSURANCE SERIES
Federated High Income Bond
  Fund II (2) ...........................   _____%         _____%      _____%
Federated International Equity
  Fund II (2) ...........................   _____%         _____%      _____%
Federated Utility Fund II (2) ...........   _____%         _____%      _____%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2) .........   _____%         _____%      _____%
Growth Portfolio (2) ....................   _____%         _____%      _____%
Worldwide Growth Portfolio (2) ..........   _____%         _____%      _____%

NEUBERGER BERMAN
  ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3)......   _____%         _____%      _____%
Partners Portfolio (3) ..................   _____%         _____%      _____%

STRONG VARIABLE INSURANCE
  FUNDS, INC
Strong Mid Cap Growth Fund II (3) .......   _____%         _____%      _____%

STRONG OPPORTUNITY FUND, INC.
Strong Opportunity Fund II (3) ..........   _____%         _____%      _____%

VAN ECK WORLDWIDE
  INSURANCE TRUST
Worldwide Bond Fund (2) .................   _____%         _____%      _____%
Worldwide Emerging Markets
  Fund (3) ..............................   _____%         _____%      _____%
Worldwide Hard Assets Fund (2) ..........   _____%         _____%      _____%
Worldwide Real Estate Fund (4)...........   _____%         _____%      _____%

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio (4).......   _____%         _____%      _____%
   International Value Portfolio (4).....   _____%         _____%      _____%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   INVESCO VIF - High Yield Fund (4).....   _____%         _____%      _____%
   INVESCO VIF - Equity Income Fund (4)..   _____%         _____%      _____%

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Equity
     Portfolio (4).......................   _____%         _____%      _____%
   Lazard Retirement Small Cap
     Portfolio (4).......................   _____%         _____%      _____%

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio (4).......   _____%         _____%      _____%

MITCHELL HUTCHINS SERIES TRUST
   Growth & Income Portfolio (4).........   _____%         _____%      _____%

-----------------------------------

(1)  Since inception (May 1, 1993).
(2)  Since inception (June 1, 1995).
(3)  Since inception (May 1, 1997).
(4)  Since inception (May 1, 1998).


OTHER PERFORMANCE DATA

     Conseco Variable may from time to time also illustrate average annual total returns in a non-standard format as appears in the following "Gross Average Annual Total Returns" tables, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

GROSS AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 6/30/98:

VARIABLE ACCOUNT SUB-ACCOUNTS                                        10 YEARS
                                                                     OR SINCE
                                            1 YEAR         5 YEARS   INCEPTION
                                            -------        -------   ---------
CONSECO SERIES TRUST
Balanced Portfolio (1)...................   _____%          _____%     _____%
Equity Portfolio ........................   _____%          _____%     _____%
Fixed Income Portfolio...................   _____%          _____%     _____%
Government Securities Portfolio (1)......   _____%          _____%     _____%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio (3)......   _____%          _____%     _____%
Alger American Leveraged AllCap
  Portfolio (2) .........................   _____%          _____%     _____%
Alger American MidCap Growth
  Portfolio (3) .........................   _____%          _____%     _____%
Alger American Small Capitalization
  Portfolio (2) .........................   _____%          _____%     _____%

AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC
VP International (3) ....................   _____%          _____%     _____%
VP Value (3) ............................   _____%          _____%     _____%
VP Income & Growth (4)...................   _____%          _____%     _____%

BERGER INSTITUTIONAL
  PRODUCTS TRUST
Berger IPT - 100 Fund (3) ...............   _____%          _____%     _____%
Berger IPT - Growth and Income
  Fund (3) ..............................   _____%          _____%     _____%
Berger IPT - Small Company Growth
  Fund (3) ..............................   _____%          _____%     _____%
Berger/BIAM IPT - International
  Fund (3) ..............................   _____%          _____%     _____%

THE DREYFUS SOCIALLY RESPON-
  SIBLE GROWTH FUND, INC (2) ............   _____%          _____%     _____%

DREYFUS STOCK INDEX FUND (2) ............   _____%          _____%     _____%

FEDERATED INSURANCE SERIES
Federated High Income Bond
  Fund II (2) ...........................   _____%          _____%     _____%
Federated International Equity
  Fund II (2) ...........................   _____%          _____%     _____%
Federated Utility Fund II (2) ...........   _____%          _____%     _____%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2) .........   _____%          _____%     _____%
Growth Portfolio (2) ....................   _____%          _____%     _____%
Worldwide Growth Portfolio (2) ..........   _____%          _____%     _____%

NEUBERGER BERMAN
  ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3)         _____%          _____%     _____%
Partners Portfolio (3) ..................   _____%          _____%     _____%

STRONG VARIABLE INSURANCE
  FUNDS, INC
Strong Mid Cap Growth Fund II (3) .......   _____%          _____%     _____%

STRONG OPPORTUNITY FUND, INC.
Strong Opportunity Fund II (3) ..........   _____%          _____%     _____%

VAN ECK WORLDWIDE
  INSURANCE TRUST
Worldwide Bond Fund (2) .................   _____%          _____%     _____%
Worldwide Emerging Markets
  Fund (3) ..............................   _____%          _____%     _____%
Worldwide Hard Assets Fund (2) ..........   _____%          _____%     _____%
Worldwide Real Estate Fund (4)...........   _____%          _____%     _____%
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio (4).......   _____%          _____%     _____%
   International Value Portfolio (4).....   _____%          _____%     _____%
INVESCO VARIABLE INVESTMENT FUNDS, INC.
   INVESCO VIF - High Yield Fund (4).....   _____%          _____%     _____%
   INVESCO VIF - Equity Income Fund (4)..   _____%          _____%     _____%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Equity
     Portfolio (4).......................  _____%           _____%     _____%
   Lazard Retirement Small Cap
     Portfolio (4).......................  _____%           _____%     _____%
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio (4).......  _____%           _____%     _____%
MITCHELL HUTCHINS SERIES TRUST
   Growth & Income Portfolio (4).........  _____%           _____%     _____%

--------------------------------------

(1)  Since inception (May 1, 1993).
(2)  Since inception (June 1, 1995).
(3)  Since inception (May 1, 1997).
(4)  Since inception (May 1, 1998).

     All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

     Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to Contract Owners, with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     Reports and  promotional  literature  may also contain the ratings  Conseco
Variable  has  received  from  independent  rating  agencies.  However,  Conseco
Variable does not guarantee the investment performance of the Variable Account investment options.

FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

     Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     Conseco Variable is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from Conseco Variable, and its operations form a part of Conseco Variable.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     Conseco Variable intends that all Variable Account Investment Options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

     If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 403(b) or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain  distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. Returns of after-tax contributions), or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

     The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

     On July 6, 1983, the Supreme Court decided in ARIZONA  GOVERNING  COMMITTEE
v. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Conseco Variable in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLANS

     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans. While participants in such Plans may be permitted to specify the form of investment in which their Plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors until December 31, 1998, or such earlier date as may be established by Plan amendment. However, amounts deferred under a Plan created on or after August 20, 1996 and amounts deferred under any 457 governmental Plan after December 31, 1998 must be held in trust, custodial account or annuity contract for the exclusive benefit of Plan participants and their beneficiaries. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 ($8,000 in 1999, as indexed for inflation) or 33 1/3 percent of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section (403(b)(Tax-Sheltered Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and
(f) made to an alternate payee pursuant to a qualified domestic relations order.

     With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS - QUALIFIED PLANS

     Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

ANNUITY PROVISIONS

     DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. When annuity payments commence, the value of the Individual Account is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each investment medium at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Account with respect to each investment medium as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Account value. Any portion of the Individual Account value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

     The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Account value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For Annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected (see "Annuity Options" in the prospectus), the age of the Annuitant (for certain options) and the assumed net investment rate selected by the Contract Owner. The standard assumed net investment rate is 3 1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Conseco Variable may offer, may be selected prior to the commencement of annuity payments.

     The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

     If a greater first monthly payment would result, Conseco Variable will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of Annuitants at the date the first monthly payment is due under the Contract.

     VALUE OF AN ANNUITY UNIT. At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-account of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

     The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-Account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3 1/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is .99986634.

     AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of second and subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the applicable Sub-Account by (ii) the Annuity Unit value for the Sub-Account. If Annuity Units are established for more than one Sub-Account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

1.   EXAMPLE  OF  CALCULATION  OF  MONTHLY   VARIABLE  ANNUITY   PAYMENTS.   The
     determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Sub-Account. If payments were based on the investment experience of more than one Sub-Account, the same procedure would be followed to determine the portion of the monthly payment attributed to each Sub-Account.

2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment would thus be 56 multiplied by $6.57, or $367.92.

     Assume that the Annuity Unit Value for the Valuation Period in which the first monthly payment was due was $1.3000000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the
Participant: $367.92 / $1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3 1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of
     1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130. The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.


FINANCIAL STATEMENTS

     Audited Financial Statements of Conseco Variable Annuity Account C as of December 31, 1998 and unaudited financial statements as of June 30, 1999 and Conseco Variable Insurance Company as of December 31, 1998 are included here.

                           [TO BE FILED BY AMENDMENT]


                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a) The financial statements of Conseco Variable Insurance Company ("Company" or "Conseco Variable") and Conseco Variable Annuity Account C will be filed by amendment.

          (b)  Exhibits

               (1) -- Resolution of the Board of Directors of the Company authorizing the reorganization of Separate Account dated July 27, 1992.****

               (2) -- Not Applicable.

               (3) -- Form of Principal Underwriting Agreement by and among the Company, Variable Account and Conseco Equity Sales.****

               (4)  --  Form  of  Group   Variable   Retirement   Contract   and
               Certificate.****

               (5) -- Application for Contracts listed at Exhibit 4.****

               (6)(i) -- Articles of Incorporation of Great American Reserve.**

               (6)(ii)-- By Laws of Great American Reserve.**

               (7) -- Not Applicable.

               (8)(i) Form of Fund  Participation  Agreement  by and  among  the
                    Alger  American  Fund,  Great  American  Reserve   Insurance
                    Company and Fred Alger and Company, Incorporated.*

                    (ii) Form of Fund Participation Agreement by and among Great
                         American    Reserve    Insurance    Company,     Berger
                         Institutional Products Trust and BBOI Worldwide LLC.*

                    (iii)Form of Fund  Participation  Agreement  by and  between
                         Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.*

                    (iv) Form  of  Fund  Participation  between  Great  American
                         Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

                    (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.*

                    (vi) Form of Fund  Participation  Agreement  by and  between
                         American Century Investment Services, Inc. and Great American Reserve Insurance Company.*

                    (vii)Form of Fund  Participation  Agreement  between INVESCO
                         Variable Investment Funds, Inc. INVESCO Funds Group, Inc. and the Company.**

               (9) -- Opinion and Consent of Counsel. (to be filed by amendment)

               (10) -- Consent of Independent Accountants. (to be filed by amendment)

               (11) -- Not Applicable.

               (12) -- None.

               (13) -- Schedule for computation of performance quotations. (to be filed by amendment)

               (27) -- Not Applicable.

*Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

**Incorporated by reference to Form N-4 Great American Reserve Variable Annuity Account G, File Nos. 333-00373/811-07501, filed electronically on January 23, 1996.

***Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 33-61122 and 811-04819) filed electronically on April 28, 1998.

****Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 (File Nos. 33-61122 and 811-4819) filed electronically on May 15, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF CONSECO VARIABLE

     The following table sets forth certain information regarding the executive officers of Conseco Variable who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.

                                 Positions and Offices
Name                             With Conseco Variable
-----                           ---------------------------

Ngaire E. Cuneo                  Director

Stephen C. Hilbert               Director and Chairman of the Board

Thomas J. Kilian                 Director and President

Rollin M. Dick                   Director, Executive Vice President
                                 and Chief Financial Officer

John J. Sabl                     Director, Executive Vice President,
                                 General Counsel and Secretary

James S. Adams                   Senior Vice President and Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO, INC. (Indiana) - (publicly traded)

          CIHC, Incorporated (Delaware)

               Bankers National Life Insurance Company (Texas)

                    National Fidelity Life Insurance Company (Missouri)

               Bankers Life Insurance Company of Illinois (Illinois)

                    Bankers Life & Casualty Company (Illinois)

                         Certified Life Insurance Company (California)

               Jefferson National Life Insurance Company of Texas (Texas)

                    Beneficial Standard Life Insurance Company (California)

                    Great American Reserve Insurance Company (Texas)

               American Life Holdings, Inc. (Delaware)

                    American Life Holding Company (Delaware)

                         American Life and Casualty Insurance Company (Iowa)

                              Vulcan Life Insurance Company (Alabama) - (98%)

               Life Partners Group, Inc. (Delaware)

                    Wabash Life Insurance Company (Kentucky)

                 Massachusetts General Life Insurance Company (Massachusetts)

                    Philadelphia Life Insurance Company (Pennsylvania)

                         Lamar Life Insurance Company (Mississippi)

          American Travellers Life Insurance Company (Pennsylvania)

               United General Life Insurance Company (Texas)

               American Travellers Insurance Company of New York (New York)

          Intermediate Holdings, Inc. (Delaware)
               THD, Inc. (Delaware)

                    TLIC Life Insurance Company (Texas)

                         Transport Life Insurance Company (Texas)

                              Continental Life Insurance Company (Texas)

          Capitol American Financial Corporation (Ohio)

               Capitol Insurance Company of Ohio (Ohio)

               Capitol American Life Insurance Company (Arizona)

                    Frontier National Life Insurance Company (Ohio)

                    Capitol National Life Insurance Company (Ohio)

               Conseco Capital Management, Inc. (Delaware)

Conseco Equity Sales, Inc. (Texas)

Conseco Financial Services, Inc. (Pennsylvania)

Conseco Marketing, LLC (Indiana)

Conseco Services, LLC (Indiana)

Lincoln American Life Insurance Company (Tennessee)

Marketing Distribution Systems, Consulting Group, Inc. (Delaware)

     MDS of New Jersey, Inc. (New Jersey)

     MDS Securities Incorporated (Delaware)

     Bankmark School of Business, Inc. (Delaware)



    Conseco Series Trust (Massachusetts)*

     Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 95% of its shares.

ITEM 27. NUMBER OF CONTRACT OWNERS



ITEM 28. INDEMNIFICATION

     The Board of Directors of Conseco Variable is indemnified by Conseco Variable against claims and liabilities to which such person may become subject by reason of having been a member of such Board or by reason of any action alleged to have been taken or omitted by him as such member, and the member shall be indemnified for all legal and other expenses reasonably incurred by him in connection with any such claim or liability; however, no indemnification shall be made in connection with any claim or liability unless such person (i) conducted himself in good faith, (ii) in the case of conduct in his official capacity as a member of the Board of Directors, reasonably believed that his conduct was in the best interests of Variable Account, and, in all other cases reasonably believed that his conduct was at least not opposed to the best interests of Variable Account, and (iii) in the case of any criminal proceeding, had no reasonable cause to believe that his conduct was unlawful.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of Conseco Variable's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. Employees of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.


ITEM 29. PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Conseco Variable Annuity Account E
Conseco Variable Annuity Account F
Conseco Variable Annuity Account G
Conseco Fund Group
Rydex Advisor Variable Annuity Account
BMA Variable Life Account A

(b)  The  following  table  sets  forth  certain   information   regarding  such
     underwriter's   officers  and   directors.   Their   address  is  11815  N.
     Pennsylvania Street, Carmel, IN 46032.

                                            Positions and Offices
        Name                                with Conseco Equity Sales, Inc.
        ----                                -------------------------------
L. Gregory Gloeckner                        President and Director

                                            Senior Vice President,
James S. Adams                              Treasurer and Director

                                            Vice President, Senior Counsel,
William P. Kovacs                           Secretary and Director

William T. Devanney, Jr.                    Senior Vice President,
                                            Corporate Taxes


Christene H. Darnell                        Vice President, Management
                                            Reporting

Donald B. Johnston                          Vice President, National Sales
                                            Manager

Christine E. Monical                        Second Vice President and
                                            Assistant General Counsel

                                 Net Underwriting     Compensation on
Name of                          Discounts and        Redemption or                Brokerage
Principal Underwriter            Commissions          Annuitization                Commissions   Compensation*
----------------------            -----------          -------------                -----------   -------------

Conseco Equity                   None                 None                         None          None
Sales, Inc.


                                       C-6





*Fees paid by Conseco Variable for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Conseco Variable Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31. MANAGEMENT SERVICES
   Not Applicable.

ITEM 32. UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.


     4. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2)  Include   appropriate   disclosure   regarding   the   redemption
     restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.


     5. Conseco Variable represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Conseco Variable.


                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Carmel, State of Indiana, on this 7th day of September, 1999.


                             CONSECO VARIABLE ANNUITY
                             ACCOUNT C
                               Registrant


                             By: Conseco Variable Insurance Company



                             By:  /S/ THOMAS J. KILIAN
                                 --------------------------------------
                                 President and Director



                             CONSECO VARIABLE INSURANCE COMPANY
                             Depositor

                          By:  /S/ THOMAS J. KILIAN
                             -------------------------------------
                              President and Director

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                                  Date
-----------                        -----                                  ----


/S/ NGAIRE E. CUNEO              Director                              9/7/99
------------------------------                                        --------------
Ngaire E. Cuneo


/S/ THOMAS J. KILIAN             Director                              9/7/99
------------------------------                                        --------------
Thomas J. Kilian

/S/ STEPHEN C. HILBERT           Director and Chairman of the Board    9/7/99
------------------------------   (Principal Executive Officer)        --------------
Stephen C. Hilbert


/S/ ROLLIN M. DICK               Director, Executive Vice President    9/7/99
------------------------------   and Chief Financial Officer          --------------
Rollin M. Dick                   (Principal Financial Officer)


/S/ JOHN J. SABL                 Director                              9/7/99
------------------------------                                        --------------
John J. Sabl


/S/ JAMES S. ADAMS               Senior Vice President and Treasurer   9/7/99
------------------------------   (Chief Accounting Officer)           ---------------
James S. Adams




                               INDEX TO EXHIBITS

Exhibit No.                    Exhibit
-------------                 ------------

(to be filed by amendment)